Other Liabilities (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Operating lease liabilities	$ 209,998
Other	45,000	$ 45,000
Total other liabilities	$ 254,998	$ 45,000